Shareholder Report, Line Graph (Details) - USD ($)				5 Months Ended	6 Months Ended	12 Months Ended		17 Months Ended	18 Months Ended	24 Months Ended	29 Months Ended	30 Months Ended	36 Months Ended	41 Months Ended	42 Months Ended	48 Months Ended	53 Months Ended	54 Months Ended	60 Months Ended	65 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Feb. 08, 2022	Feb. 23, 2021	Jul. 31, 2016	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2018	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2019	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2020	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2021	Jul. 31, 2026	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2026
C000118293 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						C with CDSC (1% for 12 months)
Accumulated Value			$ 10,000				$ 11,367			$ 12,511			$ 12,741			$ 12,862			$ 17,656		$ 17,238	$ 19,120	$ 22,439	$ 24,015	$ 30,277
C000118292 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						B with CDSC (declining over six years from 4% to 0%)
Accumulated Value			10,000				11,366			12,511			12,744			12,861			17,653		17,243	19,117	22,438	24,017	30,268
C000118291 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						A with initial sales charge (5.75%)
Accumulated Value			9,425				10,799			11,970			12,283			12,491			17,280		17,003	18,991	22,462	24,225	30,758
C000224114 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						A with initial sales charge (5.75%)
Accumulated Value		$ 9,425		$ 8,690				$ 6,943			$ 7,657			$ 7,920			$ 9,133			$ 12,302
C000224117 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						C with CDSC (1% for 12 months)
Accumulated Value		10,000		9,190				7,287			7,973			8,189			9,374			12,526
C000232776 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						C with CDSC (1% for 12 months)
Accumulated Value	$ 10,000				$ 9,320				$ 10,340			$ 11,930			$ 12,789			$ 13,805
C000232773 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						A with initial sales charge (5.75%)
Accumulated Value	9,425				8,822				9,856			11,452			12,373			13,448
Standard And Poor s 500 Stock Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Standard & Poor's 500 Stock Index
Accumulated Value	$ 10,000		10,000		$ 9,282		11,604		$ 10,490	13,489		$ 12,813	14,566		$ 14,906	16,308		$ 17,822	22,251		21,219	23,980	29,292	34,076	40,742
MSCI Emerging Markets Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI Emerging Markets Index (net div)
Accumulated Value		$ 10,000		$ 9,247				$ 7,390			$ 8,007			$ 8,508			$ 9,970			$ 13,603
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 1000® Value Index
Accumulated Value			$ 10,000				$ 11,376			$ 12,462			$ 13,109			$ 12,321			$ 17,166		$ 16,921	$ 18,323	$ 21,034	$ 22,884	$ 30,022